Other receivables	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other receivables	Other receivables
Current other receivables and contract assets

	June 30, 2023	December 31, 2022
	£’000	£’000
VAT recoverable	2,790	3,040
Prepayments	6,827	5,935
Contract assets and accrued grant income	117	176
Accrued bank interest	569	746
Other receivables	4,594	4,721
	14,897	14,618

Non-current other receivables

	June 30, 2023	December 31, 2022
	£’000	£’000
Other receivables	631	100
	631	100

Non-current other receivables relate to deposits on leased premises; due back at the end of the respective lease terms.
14.Other receivables (continued)

A reconciliation of the movement in contract assets for the Group is as follows:

	January 1, 2023	Recognised as income	Deductions	June 30, 2023
	£’000	£’000	£’000	£’000
Collaboration contract assets	—	—	—	—
Accrued income on grants	176	117	(176)	117
Total contract assets and accrued grant income	176	117	(176)	117

	January 1, 2022	Recognised as income	Deductions	Foreign exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	126	171	(143)	22	176
Collaboration contract assets	179	(69)	(110)	—	—
Total contract assets and accrued grant income	305	102	(253)	22	176